Loans Receivable - Impaired Loans Segregated by Loans with No Specific Allowance and Loans with Allowance by Class of Loans (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended				9 Months Ended				12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013		Dec. 31, 2012		Mar. 31, 2013		Mar. 31, 2012
Financing Receivable, Impaired [Line Items]
With no specific allowance recorded, Unpaid Principal Balance	$ 37,288				$ 37,288				$ 34,425				$ 54,833
With no specific allowance recorded, Associated Allowance
With no specific allowance recorded, Carrying Amount	37,288				37,288				34,425				54,833
With no specific allowance recorded, Average Carrying Amount	45,188	[1]			45,188	[1]			32,690	[1]			86,032	[1]
With no specific allowance recorded, Date Interest Income Recognized					1,228				1,147				2,215
With an allowance recorded, Unpaid Principal Balance	16,128	[2]			16,128	[2]			67,159	[3],[4]			105,522	[3]
With an allowance recorded, Associated Allowance	5,502	[2]			5,502	[2]			23,113	[3],[4]			29,092	[3]
With an allowance recorded, Carrying Amount	10,626	[2]			10,626	[2]			44,046	[3],[4]			76,430	[3]
With an allowance recorded, Average Carrying Amount	12,829	[1],[2]			12,829	[1],[2]			45,044	[1],[3],[4]			103,887	[1],[3]
With an allowance recorded, Date Interest Income Recognized					321	[2]			1,278	[3],[4]			3,514	[3]
Unpaid Principal Balance, Total	53,416				53,416				101,584				160,355
Associated Allowance, Total	5,502				5,502				23,113				29,092
Carrying Amount, Total	47,914				47,914				78,471				131,263
Average Carrying Amount, Total	58,017	[1],[5]	126,589	[5]	58,017	[1],[5]	126,589	[5]	77,734	[1],[3],[6]	183,747	[6]	189,919	[1],[6]	304,060	[6]
Date Interest Income Recognized, Total	609		1,137		1,549		1,347		2,425		5,519		5,729		7,231
Residential
Financing Receivable, Impaired [Line Items]
With no specific allowance recorded, Unpaid Principal Balance	5,555				5,555				3,751				11,545
With no specific allowance recorded, Associated Allowance
With no specific allowance recorded, Carrying Amount	5,555				5,555				3,751				11,545
With no specific allowance recorded, Average Carrying Amount	6,114	[1]			6,114	[1]			4,032	[1]			12,655	[1]
With no specific allowance recorded, Date Interest Income Recognized					63				43				448
With an allowance recorded, Unpaid Principal Balance	4,660	[2]			4,660	[2]			15,309	[3],[4]			25,833	[3]
With an allowance recorded, Associated Allowance	816	[2]			816	[2]			2,375	[3],[4]			7,038	[3]
With an allowance recorded, Carrying Amount	3,844	[2]			3,844	[2]			12,934	[3],[4]			18,795	[3]
With an allowance recorded, Average Carrying Amount	4,028	[1],[2]			4,028	[1],[2]			13,140	[1],[3],[4]			23,509	[1],[3]
With an allowance recorded, Date Interest Income Recognized					111	[2]			422	[3],[4]			611	[3]
Unpaid Principal Balance, Total	10,215				10,215				19,060				37,378
Associated Allowance, Total	816				816				2,375				7,038
Carrying Amount, Total	9,399				9,399				16,685				30,340
Average Carrying Amount, Total	10,142	[1],[5]	26,643	[5]	10,142	[1],[5]	26,643	[5]	17,172	[1],[3],[6]	33,759	[6]	36,164	[1],[6]	50,294	[6]
Date Interest Income Recognized, Total	65		250		174		604		465		705		1,059		728
Commercial and industrial
Financing Receivable, Impaired [Line Items]
With no specific allowance recorded, Unpaid Principal Balance	688				688				60				280
With no specific allowance recorded, Associated Allowance
With no specific allowance recorded, Carrying Amount	688				688				60				280
With no specific allowance recorded, Average Carrying Amount	2,167	[1]			2,167	[1]			79	[1]			1,020	[1]
With no specific allowance recorded, Date Interest Income Recognized					53				39				75
With an allowance recorded, Unpaid Principal Balance	307	[2]			307	[2]			2,254	[3],[4]			3,480	[3]
With an allowance recorded, Associated Allowance	202	[2]			202	[2]			1,745	[3],[4]			2,508	[3]
With an allowance recorded, Carrying Amount	105	[2]			105	[2]			509	[3],[4]			972	[3]
With an allowance recorded, Average Carrying Amount	775	[1],[2]			775	[1],[2]			658	[1],[3],[4]			1,556	[1],[3]
With an allowance recorded, Date Interest Income Recognized					26	[2]			44	[3],[4]			78	[3]
Unpaid Principal Balance, Total	995				995				2,314				3,760
Associated Allowance, Total	202				202				1,745				2,508
Carrying Amount, Total	793				793				569				1,252
Average Carrying Amount, Total	2,942	[1],[5]	1,043	[5]	2,942	[1],[5]	1,043	[5]	737	[1],[3],[6]	2,425	[6]	2,576	[1],[6]	13,056	[6]
Date Interest Income Recognized, Total	53		47		79		(11)		83		211		153		321
Land and construction
Financing Receivable, Impaired [Line Items]
With no specific allowance recorded, Unpaid Principal Balance	11,531				11,531				4,311				9,982
With no specific allowance recorded, Associated Allowance
With no specific allowance recorded, Carrying Amount	11,531				11,531				4,311				9,982
With no specific allowance recorded, Average Carrying Amount	15,391	[1]			15,391	[1]			4,707	[1]			21,678	[1]
With no specific allowance recorded, Date Interest Income Recognized					339				91				189
With an allowance recorded, Unpaid Principal Balance	7,875	[2]			7,875	[2]			20,418	[3],[4]			23,492	[3]
With an allowance recorded, Associated Allowance	3,585	[2]			3,585	[2]			7,512	[3],[4]			6,552	[3]
With an allowance recorded, Carrying Amount	4,290	[2]			4,290	[2]			12,906	[3],[4]			16,940	[3]
With an allowance recorded, Average Carrying Amount	5,199	[1],[2]			5,199	[1],[2]			15,193	[1],[3],[4]			19,024	[1],[3]
With an allowance recorded, Date Interest Income Recognized					114	[2]			252	[3],[4]			659	[3]
Unpaid Principal Balance, Total	19,406				19,406				24,729				33,474
Associated Allowance, Total	3,585				3,585				7,512				6,552
Carrying Amount, Total	15,821				15,821				17,217				26,922
Average Carrying Amount, Total	20,590	[1],[5]	26,820	[5]	20,590	[1],[5]	26,820	[5]	19,900	[1],[3],[6]	37,858	[6]	40,702	[1],[6]	87,100	[6]
Date Interest Income Recognized, Total	260		128		453		71		343		905		848		1,467
Multi-family
Financing Receivable, Impaired [Line Items]
With no specific allowance recorded, Unpaid Principal Balance	6,446				6,446				9,848				12,217
With no specific allowance recorded, Associated Allowance
With no specific allowance recorded, Carrying Amount	6,446				6,446				9,848				12,217
With no specific allowance recorded, Average Carrying Amount	5,892	[1]			5,892	[1]			5,845	[1]			14,826	[1]
With no specific allowance recorded, Date Interest Income Recognized					305				221				400
With an allowance recorded, Unpaid Principal Balance	451	[2]			451	[2]			14,312	[3],[4]			15,448	[3]
With an allowance recorded, Associated Allowance	95	[2]			95	[2]			3,693	[3],[4]			4,261	[3]
With an allowance recorded, Carrying Amount	356	[2]			356	[2]			10,619	[3],[4]			11,187	[3]
With an allowance recorded, Average Carrying Amount	350	[1],[2]			350	[1],[2]			6,286	[1],[3],[4]			13,918	[1],[3]
With an allowance recorded, Date Interest Income Recognized					7	[2]			228	[3],[4]			722	[3]
Unpaid Principal Balance, Total	6,897				6,897				24,160				27,665
Associated Allowance, Total	95				95				3,693				4,261
Carrying Amount, Total	6,802				6,802				20,467				23,404
Average Carrying Amount, Total	6,242	[1],[5]	22,297	[5]	6,242	[1],[5]	22,297	[5]	12,131	[1],[3],[6]	28,094	[6]	28,744	[1],[6]	47,427	[6]
Date Interest Income Recognized, Total	2		305		312		433		449		994		1,122		1,191
Retail/office
Financing Receivable, Impaired [Line Items]
With no specific allowance recorded, Unpaid Principal Balance	3,385				3,385				6,896				6,913
With no specific allowance recorded, Associated Allowance
With no specific allowance recorded, Carrying Amount	3,385				3,385				6,896				6,913
With no specific allowance recorded, Average Carrying Amount	4,794	[1]			4,794	[1]			7,659	[1]			15,810	[1]
With no specific allowance recorded, Date Interest Income Recognized					96				210				350
With an allowance recorded, Unpaid Principal Balance	1,339	[2]			1,339	[2]			9,347	[3],[4]			14,505	[3]
With an allowance recorded, Associated Allowance	250	[2]			250	[2]			6,925	[3],[4]			3,312	[3]
With an allowance recorded, Carrying Amount	1,089	[2]			1,089	[2]			2,422	[3],[4]			11,193	[3]
With an allowance recorded, Average Carrying Amount	1,284	[1],[2]			1,284	[1],[2]			4,948	[1],[3],[4]			19,553	[1],[3]
With an allowance recorded, Date Interest Income Recognized					6	[2]			128	[3],[4]			519	[3]
Unpaid Principal Balance, Total	4,724				4,724				16,243				21,418
Associated Allowance, Total	250				250				6,925				3,312
Carrying Amount, Total	4,474				4,474				9,318				18,106
Average Carrying Amount, Total	6,078	[1],[5]	16,775	[5]	6,078	[1],[5]	16,775	[5]	12,607	[1],[3],[6]	34,965	[6]	35,363	[1],[6]	50,994	[6]
Date Interest Income Recognized, Total	37		13		102		(305)		338		1,187		869		1,674
Other commercial real estate
Financing Receivable, Impaired [Line Items]
With no specific allowance recorded, Unpaid Principal Balance	8,425				8,425				9,216				13,365
With no specific allowance recorded, Associated Allowance
With no specific allowance recorded, Carrying Amount	8,425				8,425				9,216				13,365
With no specific allowance recorded, Average Carrying Amount	9,110	[1]			9,110	[1]			9,737	[1]			19,378	[1]
With no specific allowance recorded, Date Interest Income Recognized					347				456				691
With an allowance recorded, Unpaid Principal Balance	903	[2]			903	[2]			2,699	[3],[4]			18,618	[3]
With an allowance recorded, Associated Allowance	120	[2]			120	[2]			386	[3],[4]			5,057	[3]
With an allowance recorded, Carrying Amount	783	[2]			783	[2]			2,313	[3],[4]			13,561	[3]
With an allowance recorded, Average Carrying Amount	783	[1],[2]			783	[1],[2]			2,270	[1],[3],[4]			19,545	[1],[3]
With an allowance recorded, Date Interest Income Recognized					44	[2]			99	[3],[4]			632	[3]
Unpaid Principal Balance, Total	9,328				9,328				11,915				31,983
Associated Allowance, Total	120				120				386				5,057
Carrying Amount, Total	9,208				9,208				11,529				26,926
Average Carrying Amount, Total	9,893	[1],[5]	29,188	[5]	9,893	[1],[5]	29,188	[5]	12,007	[1],[3],[6]	39,774	[6]	38,923	[1],[6]	46,703	[6]
Date Interest Income Recognized, Total	185		321		391		472		555		1,172		1,323		1,308
Education
Financing Receivable, Impaired [Line Items]
With no specific allowance recorded, Unpaid Principal Balance	209				209				0
With no specific allowance recorded, Associated Allowance
With no specific allowance recorded, Carrying Amount	209				209
With no specific allowance recorded, Average Carrying Amount	274	[1]			274	[1]				[1]				[1]
With no specific allowance recorded, Date Interest Income Recognized
With an allowance recorded, Unpaid Principal Balance		[2]				[2]			276	[3],[4],[7]			424	[3],[7]
With an allowance recorded, Associated Allowance		[2]				[2]							1	[3],[7]
With an allowance recorded, Carrying Amount		[2]				[2]			276	[3],[4],[7]			423	[3],[7]
With an allowance recorded, Average Carrying Amount		[1],[2]				[1],[2]			338	[1],[3],[4],[7]			615	[1],[3],[7]
With an allowance recorded, Date Interest Income Recognized						[2]
Unpaid Principal Balance, Total	209	[4]			209	[4]			276	[4],[7]			424	[7]
Associated Allowance, Total													1	[7]
Carrying Amount, Total	209	[4]			209	[4]			276	[4],[7]			423	[7]
Average Carrying Amount, Total	274	[1],[4],[5]	538	[5]	274	[1],[4],[5]	538	[5]	338	[1],[3],[4],[6],[7]	662	[6]	615	[1],[6],[7]	789	[6]
Other consumer
Financing Receivable, Impaired [Line Items]
With no specific allowance recorded, Unpaid Principal Balance	1,049				1,049				343				531
With no specific allowance recorded, Associated Allowance
With no specific allowance recorded, Carrying Amount	1,049				1,049				343				531
With no specific allowance recorded, Average Carrying Amount	1,446	[1]			1,446	[1]			631	[1]			665	[1]
With no specific allowance recorded, Date Interest Income Recognized					25				87				62
With an allowance recorded, Unpaid Principal Balance	593	[2]			593	[2]			2,544	[3],[4]			3,722	[3]
With an allowance recorded, Associated Allowance	434	[2]			434	[2]			477	[3],[4]			363	[3]
With an allowance recorded, Carrying Amount	159	[2]			159	[2]			2,067	[3],[4]			3,359	[3]
With an allowance recorded, Average Carrying Amount	410	[1],[2]			410	[1],[2]			2,211	[1],[3],[4]			6,167	[1],[3]
With an allowance recorded, Date Interest Income Recognized					13	[2]			105	[3],[4]			293	[3]
Unpaid Principal Balance, Total	1,642				1,642				2,887				4,253
Associated Allowance, Total	434				434				477				363
Carrying Amount, Total	1,208				1,208				2,410				3,890
Average Carrying Amount, Total	1,856	[1],[5]	3,285	[5]	1,856	[1],[5]	3,285	[5]	2,842	[1],[3],[6]	6,210	[6]	6,832	[1],[6]	7,697	[6]
Date Interest Income Recognized, Total	$ 7		$ 73		$ 38		$ 83		$ 192		$ 345		$ 355		$ 542

[1]	Calculated on a trailing 9 month basis for December 31, 2013 and a trailing 12 month basis for March 31, 2013.
[2]	Includes ratio-based allowance for loan losses of $0.7 million and $2.1 million associated with loans totaling $2.1 million and $12.5 million at June 30, 2014, and December 31, 2013, respectively, for which individual reviews have not been completed but an allowance established based on the ratio of allowance for loan losses to unpaid principal balance for the loans individually reviewed, by class of loan.
[3]	Includes ratio-based allowance for loan losses of $2.1 million and $5.7 million associated with loans totaling $12.5 million and $35.9 million at December 31, 2013 and March 31, 2013, respectively, for which individual reviews have not been completed but an allowance established based on the ratio of allowance for loan losses to unpaid principal balance for the loans individually reviewed, by class of loan.
[4]	Excludes the guaranteed portion of education loans 90+ days past due with unpaid principal balance of $6,767 and $8,930 and average carrying amounts totaling $9,787 and $13,730 at June 30, 2014, and December 31, 2013, respectively, that are not considered impaired based on a guarantee provided by government agencies.
[5]	The average carry amount was calculated on a trailing 12 month basis.
[6]	The average carry amount was calculated on a trailing 9 month basis for December 31, 2013 and 2012 and a trailing 12 month basis for March 31, 2013 and 2012.
[7]	Excludes the guaranteed portion of education loans 90+ days past due with unpaid principal balance of $8,930 and $13,697 and average carrying amounts totaling $13,730 and $21,249 at December 31, 2013 and March 31, 2013, respectively, that are not considered impaired based on a guarantee provided by government agencies.